Share-based compensation - Summary of Restricted Shares Activity (Details) - 2011 Incentive Scheme - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of restricted shares
Outstanding at the beginning of the period (in shares)	10,935,436	15,149,405	26,420,365
Granted (in shares)	1,146,257	2,723,629	7,888,160
Forfeited (in shares)	(1,142,786)	(1,943,365)	(8,661,973)
Vested (in shares)	(5,426,078)	(4,994,233)	(10,497,147)
Outstanding at the end of the period (in shares)	5,512,829	10,935,436	15,149,405
Expected to vest at the end	4,957,040
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.8002	$ 3.2566	$ 3.5577
Granted (in dollars per share)	1.8259	1.8427	3.0435
Forfeited (in dollars per share)	2.2756	3.0494	3.7025
Vested (in dollars per share)	3.0559	3.5657	3.4862
Outstanding at the end of the period (in dollars per share)	2.4547	$ 2.8002	$ 3.2566
Expected to vest at the end (in dollars per share)	$ 2.4550